Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Useful Lives for Finite Lived Assets
The Company's real estate held for investment was as follows. Real estate held for sale is presented in Note 7.

(In thousands)	March 31, 2019	December 31, 2018
Land	$1,374,384	$1,443,250
Buildings and improvements	9,357,543	9,442,443
Tenant improvements	96,527	96,740
Furniture, fixtures and equipment	398,918	389,969
Construction in progress	162,692	123,002
	11,390,064	11,495,404
Less: Accumulated depreciation	(755,351)	(669,394)
Real estate assets, net	$10,634,713	$10,826,010

Depreciation—Real estate held for investment, other than land, are depreciated on a straight-line basis over the estimated useful lives of the assets, as follows:

Real Estate Assets	Term
Building (fee interest)	5 to 51 years
Building leasehold interests	Lesser of remaining term of the lease or remaining life of the building
Building improvements	Lesser of useful life or remaining life of the building
Land improvements	6 to 20 years
Tenant improvements	Lesser of useful life or remaining term of the lease
Furniture, fixtures and equipment	3 to 20 years

The Company's real estate held for investment was as follows. Real estate held for sale is presented in Note 10.

(In thousands)	December 31, 2018	December 31, 2017
Land	$1,443,250	$1,584,524
Buildings and improvements	9,442,443	10,258,055
Tenant improvements	96,740	80,071
Furniture, fixtures and equipment	389,969	383,855
Construction in progress	123,002	94,111
	11,495,404	12,400,616
Less: Accumulated depreciation	(669,394)	(387,449)
Real estate assets, net	$10,826,010	$12,013,167

Schedule of New Accounting Pronouncements and Changes in Accounting Principles	The retrospective application of this new standard resulted in changes to the previously reported statements of cash flows as follows:

	Year Ended December 31, 2017		Year Ended December 31, 2016
(In thousands)	As Previously Reported	After Adoption of ASU 2016-18	As Previously Reported	After Adoption of ASU 2016-18
Net cash provided by operating activities	$549,617	$582,546	$408,361	$405,172
Net cash provided by investing activities	1,331,542	1,666,387	251,812	215,457
Net cash used in financing activities	(1,346,505)	(1,364,381)	(465,957)	(491,251)